Finance income and expenses (Schedule of finance income) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 ILS (₪)
Finance income:
Interest from Short-term bank deposits	₪ 4,644	$ 1,281		₪ 2,845	₪ 408
Dividends	5,201	1,433		3,537	5,207
Changes in fair value of financial assets at fair values	3,567	984		0	17,545
Income from revaluation of a long-term financial asset	2,030	560		13,058	1,919
Foreign currency differences	676	186		3,580	0
Interest Income of debentures held for trading	4,207	1,160		2,637	3,757
Other interest	38	10		0	121
Total finance income	₪ 20,363	$ 5,614	[1]	₪ 25,657	₪ 28,957

[1]	Convenience Translation into US Dollars.